National Limited Maturity Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)   Security                                     Value
-----------------------------------------------------------------------------------------
Cogeneration -- 1.4%
-----------------------------------------------------------------------------------------
 NR        BB+      $1,250     New Jersey EDA, (Vineland
                               Cogeneration) (AMT),
                               7.875%, 6/1/19                               $ 1,370,263
-----------------------------------------------------------------------------------------
                                                                            $ 1,370,263
-----------------------------------------------------------------------------------------

Colleges and Universities -- 1.1%
-----------------------------------------------------------------------------------------
 Aa        AA-      $1,700     University of Illinois, 0.00%, 4/1/15        $   670,123

 Aa        AA-       1,000     University of Illinois, 0.00%, 4/1/16            371,090
-----------------------------------------------------------------------------------------
                                                                            $ 1,041,213
-----------------------------------------------------------------------------------------

Economic Development Revenue -- 1.0%
-----------------------------------------------------------------------------------------
 NR        BB-      $  950     Michigan State Strategic Fund,
                               6.25%, 8/1/12                                $   955,662
-----------------------------------------------------------------------------------------
                                                                            $   955,662
-----------------------------------------------------------------------------------------


Education -- 4.4%
-----------------------------------------------------------------------------------------
 NR        NR       $1,900     Arizona Educational Loan Marketing
                               Corp., (AMT), 6.25%, 6/1/06                  $ 2,045,882
-----------------------------------------------------------------------------------------
 A         NR        1,000     Arizona Student Loan Acquisition
                               Authority, (AMT), 7.625%, 5/1/10               1,109,760
-----------------------------------------------------------------------------------------
 Ba1       NR        1,000     New Hampshire Higher Education and
                               Health Facilities Authority (Colby-
                               Sawyer College), 7.20%, 6/1/12                 1,062,360
-----------------------------------------------------------------------------------------
                                                                            $ 4,218,002
-----------------------------------------------------------------------------------------


Escrowed/Prerefunded -- 1.9%
-----------------------------------------------------------------------------------------
 Aaa       AAA      $1,500     Grand Ledge, MI, Public School
                               District, (MBIA), Prerefunded to
                               5/1/04, 7.875%, 5/1/11                       $ 1,817,490
-----------------------------------------------------------------------------------------
                                                                            $ 1,817,490
-----------------------------------------------------------------------------------------


General Obligations -- 12.9%
-----------------------------------------------------------------------------------------
 Baa2      BBB      $5,000     City of Detroit, Michigan,
                               6.50%, 4/1/02/(1)/                           $ 5,382,399

 Aaa       AAA       1,000     Fort Bend, TX, Independent School
                               District, 5.00%, 2/15/17                         968,590

 NR        NR       $1,800     Pennsylvania Economic Development
                               Financing Authority, (Resource
                               Recovery for Northampton),
                               6.75%, 1/1/07                                $ 1,901,106

 Baa1      A         1,500     Puerto Rico Aqueduct and Sewer
                               Authority, 5.00%, 7/1/15                       1,441,845

 NR        NR        2,540     Youngstown, OH, County School
                               District, 6.40%, 7/1/00                        2,626,182
-----------------------------------------------------------------------------------------
                                                                            $12,320,122
-----------------------------------------------------------------------------------------


Hospitals -- 6.7%
-----------------------------------------------------------------------------------------
 Aa3       AA       $2,500     Greenville, SC Hospital System (Board
                               of Trustees), 5.25%, 5/1/17                  $ 2,475,750

 Baa3      BB+       1,340     Massachusetts Health and Educational
                               Facilities Authority, (Milford
                               Whitinsville Hospital), Series B,
                               7.125%, 7/15/02                                1,414,504

 NR        BBB         500     Michigan State Hospital (Gratiot
                               Community Hospital),
                               6.10%, 10/1/07                                   524,650

 Baa       BBB-      1,915     Richardson, TX, Hospital Authority,
                               (Richardson Medical Center),
                               6.50%, 12/1/12                                 2,007,399
-----------------------------------------------------------------------------------------
                                                                            $ 6,422,303
-----------------------------------------------------------------------------------------


Housing -- 9.9%
-----------------------------------------------------------------------------------------
 A         NR       $1,005     Illinois Development Finance Authority,
                               Elderly Housing, (Mattoon Tower -
                               Section 8), 6.35%, 7/1/10                    $ 1,036,477

 Baa3      NR        1,125     Illinois Development Finance Authority,
                               Elderly Housing, (Rome Meadows),
                               6.40%, 2/1/03                                  1,151,348

 Baa3      NR        1,145     Illinois Development Finance Authority,
                               Elderly Housing, (Rome Meadows),
                               6.65%, 2/1/06                                  1,176,522

 NR        A         3,500     Maricopa County, AZ, Industrial
                               Development Authority, Multifamily,
                               6.45%, 1/1/17                                  3,754,589

 NR        NR        1,025     Maricopa County, AZ, Industrial
                               Development Authority, Multifamily,
                               7.876%, 1/1/11                                 1,038,684

 Aa1       AA+       1,300     Virginia State Housing Development
                               Authority, Multi-Family Housing,
                               5.95%, 5/1/16                                  1,352,481
-----------------------------------------------------------------------------------------
                                                                            $ 9,510,101
-----------------------------------------------------------------------------------------


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------
                    Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------
Industrial Development Revenue/Pollution Control Revenue -- 16.4%
--------------------------------------------------------------------------------
 NR        NR       $  690     Austin, TX (Cargoport
                               Development LLC) (AMT),
                               7.50%, 10/1/07                $   714,771
 NR        NR          455     Austin, TX (Cargoport
                               Development LLC) (AMT),
                               8.30%, 10/1/21                    486,017
 A3        A-        2,450     Columbus, NC (International
                               Paper Co.), 5.80%, 12/1/16      2,499,098
 A3        A-          750     Essex County, NY, LOC,
                               (International Paper Co.),
                               (AMT), 5.70%, 7/1/16              782,850
 NR        NR        3,465     Jackson, TN, Solid Waste
                               Disposal (Owens-Corning
                               Fiberglass), (AMT), 6.25%,
                               3/31/04(1)                      3,559,871
 NR        NR          500     Kimball, NE, Economic
                               Development Authority,
                               (Clean Harbors Inc.) (AMT),
                               10.75%, 9/1/26                    542,490
 NR        NR        1,000     New Jersey Economic
                               Development Authority,
                               8.00%, 10/1/07                  1,027,180
 NR        NR        1,000     New Jersey EDA, Holt
                               Hauling and Warehousing
                               System, Inc.,
                               7.90%, 3/1/27                   1,104,820
 NR        BBB-      2,000     Pennsylvania Economic
                               Development Financing
                               Authority, (Resources
                               Recovery - Culver Project),
                               (AMT), 7.05%, 12/1/10           2,197,020
 NR        NR          500     Robbins, IL, Resources
                               Recovery, (AMT), 8.375%,
                               10/15/10                          526,785
 NR        NR        1,395     Santa Fe, NM (Crow Hobbs),
                               8.25%, 9/1/05                   1,439,975
 NR        NR          750     State of Ohio, Solid Waste,
                               (Republic Engineered Steels
                               Inc.), (AMT), 9.00%, 6/1/21       779,813
--------------------------------------------------------------------------------
                                                             $15,660,690
--------------------------------------------------------------------------------

Insured-Colleges and Universities -- 1.7%

 Aaa       AAA      $1,500     Allegheny County, PA,
                               Higher Education Building
                               Authority, (Dusquesne
                               University), (AMBAC),
                               5.00%, 3/1/16                 $ 1,454,280
 Aaa       AAA         500     Southern Illinois
                               University, Housing and
                               Auxiliary Facilities,
                               (MBIA), 0.00%, 4/1/17             174,205
--------------------------------------------------------------------------------
                                                             $ 1,628,485
--------------------------------------------------------------------------------

Insured-General Obligations -- 3.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Kalamazoo, MI, Public
                               Library, (MBIA), 5.40%,
                               5/1/14                        $ 1,038,380
 Aaa       AAA       2,500     Willow Run, MI, Community
                               School District, (AMBAC),
                               5.00%, 5/1/16                   2,423,400
--------------------------------------------------------------------------------
                                                             $ 3,461,780
--------------------------------------------------------------------------------

Insured-Housing -- 2.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,115     Massachusetts Housing
                               Finance Agency,
                               (Harborpoint Development),
                               (AMBAC), (AMT), 6.20%,
                               12/1/10                       $ 2,243,634
--------------------------------------------------------------------------------
                                                             $ 2,243,634
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 2.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Los Angeles County
                               California Public Works
                               (MBIA), 5.25%, 9/1/12         $ 2,019,780
--------------------------------------------------------------------------------
                                                             $ 2,019,780
--------------------------------------------------------------------------------

Insured-Transportation -- 6.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $3,000     Chicago, IL (O'Hare
                               International Airport),
                               (AMBAC), 5.50%, 1/1/16        $ 3,003,450
 Aaa       AAA         500     Indiana Transportation
                               Finance Authority, (AMBAC),
                               5.25%, 6/1/15                     508,335
 Aaa       AAA       2,270     Texas Turnpike Authority
                               (FGIC), 6.00%, 1/1/03(2)        2,446,220
--------------------------------------------------------------------------------
                                                             $ 5,958,005
--------------------------------------------------------------------------------

Lease Revenue/Certificates of Participation -- 0.5%
--------------------------------------------------------------------------------
 Baa3      NR       $  500     Mashantucket Western Pequot
                               Tribe, CT, 5.55%, 9/1/08      $   499,245
--------------------------------------------------------------------------------
                                                             $   499,245
--------------------------------------------------------------------------------


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)
------------------- Principal
          Standard  Amount
Moody's   &         (000
          Poor's    omitted)   Security                              Value
--------------------------------------------------------------------------------
Life Care -- 4.6%
--------------------------------------------------------------------------------
 Baa       BBB      $  805     Colorado Health Facilities
                               Authority, (Rocky Mountain
                               Adventist), 6.00%, 2/1/98           $   810,281

 NR        NR        1,095     Florence, KY, Housing Facilities,
                               (Bluegrass Housing), 7.25%,
                               5/1/07                                1,103,913

 NR        NR        2,000     Illinois Health Facilities
                               Authority, 6.125%, 8/15/10            2,040,460

 NR        NR          475     Vermont State Industrial
                               Development Authority,
                               (Wake Robins), 8.00%, 4/1/99            480,672
--------------------------------------------------------------------------------
                                                                   $ 4,435,326
--------------------------------------------------------------------------------

Nursing Homes -- 9.5%
--------------------------------------------------------------------------------
 NR        NR       $1,105     Arizona Health Facilities
                               Authority Assisted Living
                               Facilities, (Mesa), 7.625%,
                               1/1/06                              $ 1,128,979

 NR        A         3,500     California Statewide
                               Communities Development
                               Corporation, (Pacific
                               Homes), 5.90%, 4/1/09                 3,648,399

 NR        NR        1,000     Fairfield, OH, Economic
                               Development Revenue,
                               (Beverly Enterprises
                               Project), 8.50%, 1/1/03               1,094,070

 NR        NR        1,500     Massachusetts Industrial
                               Finance Agency, Health Care
                               Facilities, (Age Institute
                               of Massachusetts), 7.60%, 11/1/05     1,546,425

 NR        NR        1,550     Saint Tammany Public Trust
                               Finance Authority, Louisiana
                               (Christwood), 8.75%, 11/15/05         1,682,355
--------------------------------------------------------------------------------
                                                                   $ 9,100,228
--------------------------------------------------------------------------------

Pooled Loans -- 1.1%
--------------------------------------------------------------------------------
 A         NR       $1,000     Arkansas State Student Loan
                               Authority, (AMT), 6.25%,
                               6/1/10                              $ 1,044,070
--------------------------------------------------------------------------------
                                                                   $ 1,044,070
--------------------------------------------------------------------------------

Solid Waste -- 1.3%
--------------------------------------------------------------------------------
 NR        BBB-     $1,120     New Jersey Economic
                               Development Authority,
                               Heating and Cooling,
                               (Trigen-Trenton), (AMT),
                               6.10%, 12/1/05                      $ 1,193,371
--------------------------------------------------------------------------------
                                                                   $ 1,193,371
--------------------------------------------------------------------------------

Transportation -- 11.4%
--------------------------------------------------------------------------------
 Baa1      BBB      $2,000     Denver, CO City and County
                               Airport, (AMT), 7.00%,
                               11/15/99                            $ 2,107,160

 NR        NR        1,225     Eagle County, CO, Airport
                               Terminal Corp. (American
                               Airlines), (AMT), 6.75%,
                               5/1/06                                1,290,648

 NR        NR          900     Los Angeles, CA, Regional
                               Airport Improvement Corporate
                               Lease, (TransWorld Airlines),
                               6.125%, 5/15/00                         899,901

 A1        NR        3,000     Massachusetts Turnpike
                               Authority, 5.00%, 1/1/20(3)           2,936,670

 Baa2      BBB         500     Memphis-Shelby County, TN,
                               (Federal Express Co.),
                               5.35%, 9/1/12                           511,980

 NR        NR        1,000     Northwest Arkansas Regional
                               Airport Authority, (AMT),
                               7.625%, 2/1/27                        1,012,550

 Aa2       AA        2,000     Wisconsin Housing and Economic
                               Development Authority,
                               6.45%, 9/1/27                         2,108,920
--------------------------------------------------------------------------------
                                                                   $10,867,829
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $91,515,736)                                  $95,767,599
--------------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk of such economic developments, at September 30, 1997, 15.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 10.1% of total investments.

At September 30, 1997 the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments is as follows:

    Michigan                                        13%
    Illinois                                        11%
    Others, representing less than 10% individually 76%

(1) Security has been segregated to cover when-issued securities.
(2) When-issued security.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of September 30, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A) (identified cost,
     $91,515,736)                                                   $95,767,599
Cash                                                                  1,048,236
Interest receivable                                                   1,789,711
Receivable for daily variation margin on open
    financial futures contracts (Note 1E)                                 8,594
Deferred organization expenses (Note 1D)                                  1,450
--------------------------------------------------------------------------------
Total assets                                                        $98,615,590
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for when-issued securities (Note 1G)                        $ 2,821,024
Payable to affiliate for Trustees' fees (Note 2)                          2,203
Accrued expenses                                                          3,755
--------------------------------------------------------------------------------
Total liabilities                                                   $ 2,826,982
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio           $95,788,608
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $91,574,251
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                                  4,214,357
--------------------------------------------------------------------------------
Total                                                               $95,788,608
--------------------------------------------------------------------------------
Statement of Operations

For the Six Months Ended
September 30, 1997
Investment Income
--------------------------------------------------------------------------------
Interest income                                                     $ 3,016,465
--------------------------------------------------------------------------------
Total income                                                        $ 3,016,465
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                     $   237,865
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                            4,345
Custodian fee (Note 1H)                                                  28,116
Legal and accounting services                                            21,421
Amortization of organization expenses (Note 1D)                           1,237
Miscellaneous                                                            10,765
--------------------------------------------------------------------------------
Total expenses                                                      $   303,749
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (Note 1H)                            $     6,438
--------------------------------------------------------------------------------
Total expense reductions                                            $     6,438
--------------------------------------------------------------------------------

Net expenses                                                        $   297,311
--------------------------------------------------------------------------------

Net investment income                                               $ 2,719,154
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                 $   199,859
    Financial futures contracts                                        (942,728)
--------------------------------------------------------------------------------
Net realized loss on investments                                    $  (742,869)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                             $ 3,430,669
    Financial futures contracts                                        (176,269)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                                  $ 3,254,400
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                     $ 2,511,531
--------------------------------------------------------------------------------

Net increase in net assets from operations                          $ 5,230,685
--------------------------------------------------------------------------------


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                Six Months Ended
Increase (Decrease)             September 30, 1997        Year Ended
in Net Assets                   (Unaudited)               March 31, 1997
--------------------------------------------------------------------------------

From operations --
    Net investment income             $  2,719,154          $   6,518,710
    Net realized loss
        on investments                    (742,869)            (1,129,741)
    Net change in unrealized
        appreciation
        (depreciation)
        of investments                   3,254,400               (150,139)

--------------------------------------------------------------------------------

Net increase in net assets
    from operations                   $  5,230,685          $   5,238,830
--------------------------------------------------------------------------------

Capital transactions --
    Contributions                     $ 22,675,316          $   8,914,088
    Withdrawals                        (34,620,909)           (46,425,770)
--------------------------------------------------------------------------------

Net decrease in net assets
    from capital transactions         $(11,945,593)         $ (37,511,682)
--------------------------------------------------------------------------------

Net decrease in net assets            $ (6,714,908)         $ (32,272,852)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                $102,503,516          $ 134,776,368
--------------------------------------------------------------------------------
At end of period                      $ 95,788,608          $ 102,503,516
--------------------------------------------------------------------------------

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                 Six Months Ended                        Year Ended March 31,
                                                 September 30, 1997  -------------------------------------------------------------
                                                 (Unaudited)         1997             1996             1995             1994*
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses (1)                                          0.61%+           0.60%            0.57%            0.53%            0.52%+
Expenses after custodian fee reduction                0.60%+           0.58%            0.56%              --               --
Net investment income                                 5.50%+           5.45%            5.08%            5.02%            4.74%+
Portfolio Turnover                                      25%              68%              68%              56%              21%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)           $95,789        $ 102,504        $ 134,776        $ 169,621        $ 177,842
----------------------------------------------------------------------------------------------------------------------------------

+   Annualized.
*   For the period from the start of business, May 3, 1993, to March 31, 1994.
(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1   Significant Accounting Policies
   -----------------------------------------------------------------------------
    National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

    C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction is greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

    G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

    H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio.

National Limited Maturity Municipals Portfolio as of September 30, 1997 NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



    Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

    I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    J Other -- Investment transactions are accounted for on a trade date basis.

    K Interim Financial Information -- The interim financial statements relating to September 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1997, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $237,865. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1997, no significant amounts have been deferred.

3   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4   Investments
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $24,411,911 and $33,893,326, respectively.

5   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1997, as computed on a federal income tax basis, were as follows:


     Aggregate cost                                                 $91,515,736
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                  $ 4,252,618
     ---------------------------------------------------------------------------
     Gross unrealized depreciation                                         (755)
     ---------------------------------------------------------------------------
     Net unrealized appreciation                                    $  4,251,863
     ---------------------------------------------------------------------------


6   Financial Instruments
   -----------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 1997 were as follows:


     Futures
     Contracts                                            Net Unrealized
     Expiration Date   Contracts                Position  Depreciation
     -----------------------------------------------------------------------
     12/97             25 U.S. Treasury Bonds   Short     $    (37,506)
     -----------------------------------------------------------------------


National Limited Maturity Municipals Portfolio as of September 30, 1997

INVESTMENT MANAGEMENT


National Limited Maturity Municipals Portfolio

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Raymond E. Hender
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant